Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 639,000.00
Previously Paid Amount	0.00
Total Fee Amount	88.25
Total Offset Amount	0.00
Net Fee	88.25
Narrative - Max Aggregate Offering Price	$ 639,000.00
Final Prospectus	true